Smith Group Large Cap Core Growth Fund (Prospectus Summary) | Smith Group Large Cap Core Growth Fund
SUMMARY SECTION
Investment Objective:
The investment objective of the Smith Group Large Cap Core Growth Fund (the "Fund") is

to seek long-term capital appreciation.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Smith Group Large Cap Core Growth Fund	Class I	Class II
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Smith Group Large Cap Core Growth Fund		Class I	Class II
Management Fees		0.61%	0.61%
Shareholder Servicing Fee		none	0.25%
Other Expenses		1.38%	1.63%	[1]
Total Annual Fund Operating Expenses	[2]	1.99%	2.24%
Fee Waivers and Reimbursements	[2]	(1.20%)	(1.20%)
Total Annual Fund Operating Expenses After Fee Waiver		0.79%	1.04%
[1]	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	The investment adviser (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.79% for Class I Shares and 1.04% for Class II Shares until January 31, 2012. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated

and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Expense Example Smith Group Large Cap Core Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I	81	508	961	2,220
Class II	106	585	1,090	2,481

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities

(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90.26% of the average value of its portfolio.

Principal Investment Strategy:
The Fund invests, under normal market conditions, at least 80% of its assets in

U.S. common stocks and other equity securities of large capitalization companies that Smith Asset Management Group, L.P. (the "Sub-Adviser"), believes will have the highest probability of an earnings growth rate that exceeds investor expectations.  The Sub-Adviser defines large capitalization companies as companies within the range of the capitalization of companies constituting the Russell 1000®

Growth Index.  As of December 31, 2010, the capitalization range of the Russell

1000® Growth Index was between approximately $726 million and $311.6 billion.

These securities may be traded over the counter or listed on an exchange.

When selecting investments for the Fund, the Sub-Adviser employs quantitative and qualitative analysis to identify high quality companies that they believe have the ability to accelerate earnings growth and exceed investor expectations.  The security selection process consists of three steps.

Beginning with a universe of large capitalization stocks, the Sub-Adviser's investment team first conducts a series of risk control and valuation screens designed to eliminate those stocks that are highly volatile or are more likely to underperform the market.  The Sub-Adviser considers four primary factors when conducting the risk control and valuation screens.  Those factors are:

valuation, financial quality, stock volatility and corporate governance.

Stocks that pass the initial screens are then evaluated using a proprietary methodology that attempts to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations.  In other words, the investment team seeks to identify stocks that are well positioned to benefit from a positive earnings surprise.  The process incorporates the following considerations:  changes in Wall Street opinions, individual analysts'

historical accuracy, earnings quality analysis and corporate governance practices.

The first two screening steps produce a list of eligible companies that are subjected to traditional fundamental analysis to further understand each company's business prospects, earnings potential, strength of management and competitive positioning.  The investment team uses the results of this analysis to construct the portfolio for the Fund.

Holdings in the portfolio become candidates for sale if the investment team identifies any negative investment, or performance characteristics.  Reasons to sell a stock may include: a negative earnings forecast or report, valuation concerns, company officials downward guidance on company performance or earnings, or announcement of a buyout.

Principal Risks of Investing in the Fund:
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.

Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Fund is also subject to the risk that its primary market segment,

investments in larger, growing companies, may underperform other market segments or the equity markets as a whole.  Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.

Companies that pay dividends may experience less significant stock price declines during market downturns.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing.

Performance Information:
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.  Performance for Class II Shares is not shown because Class II

Shares of the Fund had not commenced operations as of the date of this prospectus.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").  Past performance (before and after taxes)

is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling

1-888-572-0968.

Annual Returns for the years ended December 31

Calendar Year-to-Date Return as of June 30, 2011: 12.71%

Best Quarter

December 31, 2010    14.47%

Worst Quarter

December 31, 2008   (24.56)%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Smith Group Large Cap Core Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	Before Taxes	18.67%	(6.64%)	Jun. 01, 2007	[1]
Class I After Taxes on Distributions	After Taxes on Distributions	18.58%	(6.70%)	Jun. 01, 2007	[1]
Class I After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	12.26%	(5.58%)	Jun. 01, 2007	[1]
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.06%	(3.33%)	Jun. 01, 2007	[1]
[1]	While the Fund commenced operations on May 31, 2007, the Fund began investing consistent with its investment objective on June 1, 2007.